Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Revenue Streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 14,844,416	$ 2,033,677	¥ 11,658,298	¥ 8,676,672
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,483,984	$ 203,305	1,307,484	1,192,752
Offline Channels | Product
Disaggregation Of Revenue [Line Items]
Net revenues	2,432,251		2,304,158	1,979,115
Online Product | Product
Disaggregation Of Revenue [Line Items]
Net revenues	12,412,165		9,354,140	6,697,557
PJT Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	801,772		707,000	638,334
Paipai Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	463,036		497,338	474,010
Other Channel | Service
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 219,176		¥ 103,146	¥ 80,408